As filed with the Securities and Exchange Commission on December 21, 2018

Securities Act File No. 333-211881

Investment Company Act File No. 811-23160

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT	☒
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	x
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

GABELLI NEXTSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Andrea R. Mango, Esq.	Michael R. Rosella, Esq.
Gabelli NextShares Trust	Paul Hastings LLP
One Corporate Center	200 Park Avenue
Rye, New York 10580-1422	New York, New York 10166

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or
☒	on January 23, 2019 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until January 23, 2019, the effectiveness of Post-Effective Amendment No. 10 to the Registration Statement, which was filed pursuant to Rule 485(a) under the Securities Act on October 23, 2018 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Gabelli NextShares Trust, certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b)(1)(iii) and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye, and State of New York, on the 21st day of December, 2018.

Gabelli NextShares Trust

By:	/s/ Agnes Mullady
Name:	Agnes Mullady
Title:	President

As required by the Securities Act of 1933, as amended, this Registration Statement No. 11 has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board	December 21, 2018
Mario J. Gabelli

/s/ Agnes Mullady	President (Principal Executive Officer)	December 21, 2018
Agnes Mullady

/s/ John C. Ball	Treasurer (Principal Financial and Accounting Officer)	December 21, 2018
John C. Ball

/s/ Andrea R. Mango	Secretary	December 21, 2018
Andrea R. Mango

Salvatore M. Salibello*	Trustee	December 21, 2018
Salvatore M. Salibello

Anthony S. Colavita*	Trustee	December 21, 2018
Anthony S. Colavita

Kuni Nakamura*	Trustee	December 21, 2018
Kuni Nakamura

Michael J. Melarkey*	Trustee	December 21, 2018
Michael J. Melarkey

Frank J. Fahrenkopf, Jr.*	Trustee	December 21, 2018
Frank J. Fahrenkopf, Jr.

*By:	/s/ Agnes Mullady
Agnes Mullady
Attorney-in-Fact